EQUITY INCENTIVE PLAN (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved and available for issuance | shares	2,645,684
Weighted average grant date fair value | $ / shares	$ 10.99
Unrecognized compensation expense	$ 542
Recognized compensation months	24 months
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares	$ 10.59
Unrecognized compensation expense	$ 433
Recognized compensation months	24 months
Other liabilities	$ 135